Shareholder Report, Average Annual Return (Details)	12 Months Ended		47 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000226137
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Ambassador Income Index ETF
C000226138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Blue Chips Core Index ETF
S000246990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Dividend Plus Index ETF
C000226139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch ProCap Index ETF
C000246991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Select Subsector Index ETF
C000246992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Dividend Tree Index ETF
C000246993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Global Unconstrained Index ETF
Without Sales Load [Member] | C000226137
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%		(0.86%)
Without Sales Load [Member] | C000226138
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%		9.88%
Without Sales Load [Member] | S000246990
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%
Without Sales Load [Member] | C000226139
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%		5.95%
Without Sales Load [Member] | C000246991
Average Annual Return [Line Items]
Average Annual Return, Percent		13.05%
Without Sales Load [Member] | C000246992
Average Annual Return [Line Items]
Average Annual Return, Percent		9.43%
Without Sales Load [Member] | C000246993
Average Annual Return [Line Items]
Average Annual Return, Percent		5.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%		12.96%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup>
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.19%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.24%
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent		15.43%
Monarch Ambassador Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Ambassador Income Index
Average Annual Return, Percent	6.69%		(0.63%)
Monarch Blue Chips Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Blue Chips Core Index
Average Annual Return, Percent	12.63%		10.17%
Monarch Dividend Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Dividend Plus Index
Average Annual Return, Percent		5.10%
S&P Composite 1500 Value Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Monarch ProCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch ProCap Index
Average Annual Return, Percent	9.99%		6.09%
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Monarch Select Subsector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Select Subsector Index
Average Annual Return, Percent		13.09%
Monarch Volume Factor Dividend Tree Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Dividend Tree Index
Average Annual Return, Percent		9.70%
Monarch Volume Factor Global Unconstrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monarch Volume Factor Global Unconstrained Index
Average Annual Return, Percent		5.98%